UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13-F


Report for the Quarter Ended:  June 30, 1999

Check here if Amendment [  ]; Amendment Number:


Institutional Investment Manager Filing this Report:

Name:		MPI Investment Management, Inc.
Address:	105 East First Street
		Suite 101
		Hinsdale, IL 60521

13f File Number:	28-3145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:	David W. Pequet
Title:	President
Phone:	630-325-6900
Signature, Place, and Date of Signing:

	David W. Pequet		Hinsdale, IL	July 29, 1999

Report Type:

[x]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:	NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934


                             			  				   VALUE    SHARES/   SH/ PUT	 INVSTMT	OTHER	  VOTING AUTHORITY
NAME OF ISSUER	 TITLE OF CLASS	 CUSIP	  (X$1000)  PRN AMT   PRN CALL	DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------  -------------- ---------- --------- --------- --- ----  ------- --------  ------ ------ ----

AMERICAN INTL GROUP		COM		     026874107  1138      9728      SH        SOLE
AMERICA ONLINE		    	COM 	     02364J104   702      6359      SH        SOLE
AMERICAN EXPRESS		   COM		     025816109   916      6942      SH        SOLE
BEST BUY CO.			      COM		     086516101  1963     29095      SH        SOLE
BELL ATLANTIC			     COM		     077853109   917     14256      SH        SOLE
BANK OF NEW YORK		   COM		     064057102  1016     27767      SH        SOLE
BRISTOL MYERS			     COM		     110122108   827     11785      SH        SOLE
CITIGROUP			         COM		     172967101   666     14036      SH        SOLE
CARDINAL HEALTH			   COM		     14149Y108   352      5504      SH        SOLE
CHEVRON CORP.        COM       166751107   205      2160      SH        SOLE
COSTCO COMPANIES		   COM		     22160Q102   217      2711      SH        SOLE
CISCO SYSTEMS			     COM		     17275R102  1321     20488      SH        SOLE
DELL COMPUTER			     COM		     247025109  1061     28690      SH        SOLE
DAYTON HUDSON 			    COM		     239753106  1461     22484      SH        SOLE
DISNEY, WALT CO			   COM		     254687106   524     17382      SH        SOLE
EXPRESS SCRIPTS      COM       302182100   434      7227      SH        SOLE
FORD MOTOR CO.			    COM		     345370100   704     12299      SH        SOLE
FAMILY DOLLAR        COM       307000109   207      8665      SH        SOLE
FANNIE MAE			        COM		     313586109   782     11443      SH        SOLE
FREDDIE MAC			       COM		     313400301   524      9039      SH        SOLE
GENERAL ELECTRIC		   COM		     369604103   844      7474      SH        SOLE
GENERAL MOTORS			    COM		     370442105   202      3068      SH        SOLE
GTE CORP.            COM       362320103   203      2682      SH        SOLE
HOME DEPOT           COM       437076102   214      3331      SH        SOLE
INTL. BUS MACHINES		 COM		     459200101  2046     15801      SH        SOLE
INTEL CORP.			       COM		     458140100   975     16392      SH        SOLE
THE COCA COLA CO.		  COM		     191216100   621      9950      SH        SOLE
LOWES CO.            COM       548661107   210      3712      SH        SOLE
LUCENT TECHNOLOGIES		COM		     549463107   977     14499      SH        SOLE
PHILIP MORRIS CO		   COM		     718154107   599     14928      SH        SOLE
MOBIL CORP.          COM       607059102   201      2032      SH        SOLE
MERCK & CO.			       COM		     589331107  1038     14099      SH        SOLE
MICROSOFT CORP.			   COM		     594918104  1297     14388      SH        SOLE
PFIZER CORP.			      COM		     717081103   646      5892      SH        SOLE
PROCTER & GAMBLE		   COM		     742718109   718      8055      SH        SOLE
ROYAL DUTCH          COM       780257804   228      3791      SH        SOLE
RELIANT ENERGY			    COM		     75952J108   454     16467      SH        SOLE
SBC COMMUNICATIONS   COM       78387G103   206      3554      SH        SOLE
STAPLES INC.			      COM		     855030102   232      7510      SH        SOLE
SAFEWAY INC.         COM       786514208   400      8095      SH        SOLE
AT & T CORP.			      COM		     001957109   738     13272      SH        SOLE
TJX CO.              COM       872540109   219      6589      SH        SOLE
TEXACO               COM       881694103   201      3233      SH        SOLE
US WEST				          COM		     91273H101   624     10631      SH        SOLE
WARNER LAMBERT CO.		 COM 	     934488107   413      5983      SH        SOLE
WALMART				          COM		     931142103  1050     21781      SH        SOLE
EXXON CORP.			       COM		     302290101   685      8893      SH        SOLE
XEROX CORP.			       COM	     	984121103   691     11711      SH        SOLE